UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John W. Rosebrough
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ John W. Rosebrough         Indianapolis, IN            July 29, 2009
     ----------------------         ----------------          -----------------
          [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          176

Form 13F Information Table Value Total:  $   140,050
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Anglogold Ashanti Ltd new ADR  ADR             035128206      15        400  SH          YES                    X
BP PLC ADR                     ADR             055622104     135      2,822  SH          YES                    X
Korea Electric Power Corp. ADR ADR             500631106      31      2,700  SH          YES                    X
Nokia Corp. ADR                ADR             654902204       7        460  SH          YES                    X
Royal Dutch Shell plc Class A
   ADR                         ADR             780259206      50      1,000  SH          YES                    X
Roche Holdings, Ltd. ADR       ADR             771195104   2 212     65,150  SH          YES                    X
Teva Pharmaceutical ADR        ADR             881624209   1,397     28,310  SH          YES                    X
Total, S.A. ADR F1 REP 1 ORD   ADR             89151E109   2,901     53,490  SH          YES                    X
Vanguard Bond Index Fd Total
   Bnd Mrkt ETF                ETF             921937835      19        243  SH          YES                    X
IShares MSCI Emerging Markets
   Index Fund                  ETF             464287234     247      7,667  SH          YES                    X
IShares MSCI EAFE Index        ETF             464287465   3,703     80,828  SH          YES                    X
SPDR Gold Trust                ETF             78463v107   6,191     67,902  SH          YES                    X
Ishares Russell 1000 Value
   Index Fund                  ETF             464287598      34        713  SH          YES                    X
Ishares Russell 1000 Growth
   Index Fund                  ETF             464287614      39        948  SH          YES                    X
Ishares Russell 2000 Index
   Fund                        ETF             464287655     627     12,270  SH          YES                    X
Neuberger Berman Income
   Opportunity Fund            ETF             64126L108       3        700  SH          YES                    X
Standard & Poor's Depositary
   Receipts                    ETF             78462F103     336      3,658  SH          YES                    X
Van Kampen Select Sect Com     ETF             92112M103      13      1,341  SH          YES                    X
Vanguard Intl Equity Indes
   Emrg Mkt ETF                ETF             922042858       6        200  SH          YES                    X
Alcoa Inc.                     COMMON          013817101       4        400  SH          YES                    X
Apple Inc.                     COMMON          037833100      20        140  SH          YES                    X
Anglo American plc             COMMON          03485P201      32      2,184  SH          YES                    X
Anchor Bancorp Wisconsin Inc.  COMMON          032839102       3      2,355  SH          YES                    X
Abbott Laboratories            COMMON          002824100      36        760  SH          YES                    X
Accenture Ltd. Class A         COMMON          G1150G111   1,853     55,370  SH          YES                    X
Adobe Systems Inc.             COMMON          00724F101   2,631     92,970  SH          YES                    X
Archer-Daniels-Midland Co.     COMMON          039483102      16        600  SH          YES                    X
Automatic Data Processing Inc. COMMON          053015103      46      1,300  SH          YES                    X
AMER ELECTRIC PWR CO INC       COMMON          25537101        3        100  SH          YES                    X
A F L A C Inc.                 COMMON          001055102   2,365     76,059  SH          YES                    X
Allstate Corp                  COMMON          020002101      10        418  SH          YES                    X
Amgen Inc.                     COMMON          031162100   3,233     61,064  SH          YES                    X
Ameriprise Financial Inc.      COMMON          03076C106       2         84  SH          YES                    X
Arrow Finl Corp Com            COMMON          042744102      57      2,121  SH          YES                    X
Avon Products, Inc.            COMMON          054303102   2,528     98,070  SH          YES                    X
American Express Co.           COMMON          025816109      18        794  SH          YES                    X
Allegheny Energy Inc.          COMMON          017361106      64      2,500  SH          YES                    X
Boeing Co.                     COMMON          097023105     451     10,606  SH          YES                    X
Bank of America Corp.          COMMON          060505104      25      1,861  SH          YES                    X
Baxter International Inc.      COMMON          071813109   1,897     35,812  SH          YES                    X
Bard C R Inc.                  COMMON          067383109      89      1,200  SH          YES                    X
Biogen Idec Inc.               COMMON          09062X103       1         27  SH          YES                    X
Bank of New York Co., Inc.     COMMON          064058100      13        429  SH          YES                    X
Bristol-Myers Squibb Co.       COMMON          110122108   2,646    130,304  SH          YES                    X
Burlington Northern Santa Fe
   Corp.                       COMMON          12189T104      44        600  SH          YES                    X
Buckeye Partners L.P.          COMMON          118230101     171      4,000  SH          YES                    X
Berkshire Hathaway Inc.
   Class B                     COMMON          084670207       6          2  SH          YES                    X
Caterpillar Inc.               COMMON          149123101      48      1,440  SH          YES                    X
Colgate Palmolive Co.          COMMON          194162103   5,377     76,016  SH          YES                    X
Comcast Corp. New Class A      COMMON          20030n101     149     10,273  SH          YES                    X
Cummins Inc.                   COMMON          231021106      99      2,800  SH          YES                    X
Canadian Natural Resources
   Ltd.                        COMMON          136385101     199      3,800  SH          YES                    X
ConocoPhillips                 COMMON          20825C104     908     21,590  SH          YES                    X
Covidien Plc.                  COMMON          G2552X108     292      7,789  SH          YES                    X
CORN PRODUCTS INTL INC         COMMON          219023108       3        100  SH          YES                    X
Crane Corp.                    COMMON          224399105      27      1,200  SH          YES                    X
Cisco Systems Inc.             COMMON          17275R102   2,628    140,930  SH          YES                    X
C T I GROUP HOLDINGS INC       COMMON          126431105       3     31,570  SH          YES                    X
CVS/Caremark Corp.             COMMON          126650100   4,039    126,742  SH          YES                    X
Chevron Corp.(formerly
   ChevronTexaco Corp)         COMMON          166764100     124      1,876  SH          YES                    X
CYBEX INTERNATIONAL INC        COMMON          23252e106       0        100  SH          YES                    X
DELL INC                       COMMON          24702r101       9        650  SH          YES                    X
Danaher Corp.                  COMMON          235851102       9        140  SH          YES                    X
Disney (Walt)                  COMMON          254687106   3,438    147,375  SH          YES                    X
Dow Chemical                   COMMON          260543103      19      1,200  SH          YES                    X
D P L INC                      COMMON          233293109       2        100  SH          YES                    X
Duke Realty Corporation        COMMON          264411505       3        300  SH          YES                    X
Directv Group Inc.             COMMON          25459L106      22        905  SH          YES                    X
Duke Energy Holding Corp.      COMMON          26441C105      11        733  SH          YES                    X
Devon Energy Corp. new         COMMON          25179M103       4         75  SH          YES                    X
EnCana Corp.                   COMMON          292505104   2,987     60,373  SH          YES                    X
Enbridge Energy Partners L.P.  COMMON          29250R106     174      4,500  SH          YES                    X
Edison International           COMMON          281020107      28        900  SH          YES                    X
E M C Corp.-Mass               COMMON          268648102   3,406    259,970  SH          YES                    X
Emerson Electric               COMMON          291011104   2,378     73,400  SH          YES                    X
Enterprise Products Partners
   L.P.                        COMMON          293792107     251     10,077  SH          YES                    X
Electronic Arts                COMMON          285512109       3        122  SH          YES                    X
Express Scripts Inc.           COMMON          302182100       9        125  SH          YES                    X
Freeport-McMoran Copper &
   Gold Inc. CL B              COMMON          35671D857       8        155  SH          YES                    X
Ferrell Gas Partners L.P.      COMMON          315293100      89      5,500  SH          YES                    X
Fiserv Inc.                    COMMON          337738108       8        170  SH          YES                    X
General Dynamics Corp.         COMMON          369550108      28        500  SH          YES                    X
General Electric Co.           COMMON          369604103   1,232    105,128  SH          YES                    X
General Mills                  COMMON          370334104      84      1,500  SH          YES                    X
Corning Inc.                   COMMON          219350105       5        300  SH          YES                    X
Goldman Sachs Group Inc.       COMMON          38141G104   2,756     18,695  SH          YES                    X
GATEWAY INDUSTRIES NEW         COMMON          367631108       0         15  SH          YES                    X
Hain Celestial Group Inc.      COMMON          405217100   1,214     77,748  SH          YES                    X
Halliburton Co. Holding Co.    COMMON          406216101       6        290  SH          YES                    X
Hanesbrands, Inc.              COMMON          410345102     107      7,154  SH          YES                    X
Home Depot Inc.                COMMON          437076102   1,080     45,695  SH          YES                    X
Holly Energy Partners L.P.     COMMON          435763107      57      1,800  SH          YES                    X
Harley Davidson Inc.           COMMON          412822108       1         60  SH          YES                    X
Honeywell International, Inc.  COMMON          438516106   1,862     59,290  SH          YES                    X
Hewlett-Packard Co.            COMMON          428236103      26        660  SH          YES                    X
International Business
   Machines Corp.              COMMON          459200101   4,080     39,072  SH          YES                    X
Idex Corp.                     COMMON          45167R104      44      1,800  SH          YES                    X
Irwin Financial Corp.          COMMON          464119106       0        500  SH          YES                    X
Intel Corp.                    COMMON          458140100   1,710    103,308  SH          YES                    X
Illinois Tool Works, Inc.      COMMON          452308109       7        200  SH          YES                    X
Johnson & Johnson              COMMON          478160104   3,592     63,240  SH          YES                    X
J.P. Morgan Chase & Co.        COMMON          46625H100     103      3,023  SH          YES                    X
Kellogg Co                     COMMON          487836108     102      2,200  SH          YES                    X
Kimberly-Clark Corp.           COMMON          494368103   4,312     82,243  SH          YES                    X
Kinder Morgan Energy Partners
   L.P.                        COMMON          494550106     634     12,400  SH          YES                    X
Kansas City Southern           COMMON          485170302     804     49,930  SH          YES                    X
Linear Technology Corp.        COMMON          535678106       7        300  SH          YES                    X
Eli Lilly & Co.                COMMON          532457108     391     11,286  SH          YES                    X
Legg Mason Inc.                COMMON          524901105       1         60  SH          YES                    X
Lincoln National Corp.-Ind     COMMON          534187109       1         70  SH          YES                    X
Lowe's Companies Inc.          COMMON          548661107       2        110  SH          YES                    X
Manpower Inc.                  COMMON          56418H100       4        105  SH          YES                    X
Medtronic Inc.                 COMMON          585055106   2,757     79,006  SH          YES                    X
Metlife, Inc.                  COMMON          59156R108   1,479     49,270  SH          YES                    X
Manulife Finl Corp             COMMON          56501R106      41      2,368  SH          YES                    X
McGraw-Hill Cos., Inc.         COMMON          580645109   3,312    109,998  SH          YES                    X
Medco Health Solutions, Inc.   COMMON          58405U102      70      1,542  SH          YES                    X
McCormick & Co.                COMMON          579780206      65      2,000  SH          YES                    X
Martin Marietta Materials Inc. COMMON          573284106      55        700  SH          YES                    X
3M Company                     COMMON          88579Y101   1,711     28,465  SH          YES                    X
Magellan Midstream Partners
   L.P                         COMMON          559080106     167      4,800  SH          YES                    X
Merck & Company Inc.           COMMON          589331107     114      4,067  SH          YES                    X
Marathon Oil Corp. (formerly
   USX-Marathon)               COMMON          565849106     116      3,850  SH          YES                    X
Microsoft Corp.                COMMON          594918104   4,044    170,129  SH          YES                    X
MeadWestvaco Corp.             COMMON          583334107     182     11,084  SH          YES                    X
NIKE, Inc. 'B'                 COMMON          654106103      83      1,600  SH          YES                    X
National Oilwell Varco, Inc.   COMMON          637071101   3,420    104,703  SH          YES                    X
Nustar Energy L.P.             COMMON          67058H102     520      9,627  SH          YES                    X
Norfolk Southern Corp.         COMMON          655844108       8        225  SH          YES                    X
NV Energy, Inc. fka Sierra
   Pac. Resources              COMMON          67073Y106      32      3,000  SH          YES                    X
Oneok Inc New                  COMMON          682680103       6        200  SH          YES                    X
Oneok Partners, L.P.           COMMON          68268N103     183      4,000  SH          YES                    X
Oracle Corp.                   COMMON          68389X105   2,905    135,627  SH          YES                    X
Occidental Petroleum Corp.     COMMON          674599105     115      1,750  SH          YES                    X
Plains All American Pipeline
   L.P.                        COMMON          726503105     170      4,000  SH          YES                    X
Paychex, Inc.                  COMMON          704326107   1,759     69,790  SH          YES                    X
PATRIOT CAPITAL FUNDING        COMMON          70335Y104       0         50  SH          YES                    X
Plum Creek Timber Co. Inc.     COMMON          729251108     110      3,700  SH          YES                    X
Pepsico, Inc.                  COMMON          713448108   4,791     87,176  SH          YES                    X
Procter & Gamble Co.           COMMON          742718109      61      1,185  SH          YES                    X
Pentair, Inc.                  COMMON          709631105       4        160  SH          YES                    X
Prudential Financial Inc.      COMMON          744320102   2,058     55,280  SH          YES                    X
Praxair Inc.                   COMMON          74005P104   3,085     43,413  SH          YES                    X
Qualcomm Inc.                  COMMON          747525103      11        234  SH          YES                    X
Transocean, Ltd.               COMMON          H8817H100     254      3,424  SH          YES                    X
Raytheon Company               COMMON          755111507      10        225  SH          YES                    X
Rayonier Inc.                  COMMON          754907103      38      1,050  SH          YES                    X
Sauer-Danfoss Inc.             COMMON          804137107      31      5,000  SH          YES                    X
Sherwin Williams Co.           COMMON          824348106      49        910  SH          YES                    X
Schlumberger Ltd.              COMMON          806857108      81      1,500  SH          YES                    X
Suburban Propane Partners,
   L.P.                        COMMON          864482104     464     11,000  SH          YES                    X
St. Jude Medical Inc.          COMMON          790849103     105      2,555  SH          YES                    X
Questar Corp.                  COMMON          748356102   1,864     60,005  SH          YES                    X
Sysco Corporation              COMMON          871829107   1,470     65,385  SH          YES                    X
AT&T Inc.                      COMMON          00206R102   3,751    151,017  SH          YES                    X
TC Pipelines, L.P.             COMMON          87233Q108     285      8,200  SH          YES                    X
Hanover Ins Group Inc Com      COMMON          410867105      12        304  SH          YES                    X
TJX Companies                  COMMON          872540109      14        447  SH          YES                    X
Thermo Fisher Scientific Inc.  COMMON          883556102       5        115  SH          YES                    X
Teppco Partners, L.P.          COMMON          872384102     284      9,500  SH          YES                    X
Travelers Cos Inc.(St. Paul
   Travelers Cos)              COMMON          89417E109       6        135  SH          YES                    X
Texas Instruments Inc.         COMMON          882508104      21        971  SH          YES                    X
Tyco International, Ltd.       COMMON          h89128104     172      6,606  SH          YES                    X
United Parcel Service, Inc.
   Class B                     COMMON          911312106       5        100  SH          YES                    X
United Technologies Corp.      COMMON          913017109   3,248     62,517  SH          YES                    X
Varian Medical Systems         COMMON          92220P105      35      1,000  SH          YES                    X
Valero Energy Corp. new        COMMON          91913Y100       2        110  SH          YES                    X
Vectren Corporation            COMMON          92240G101      23      1,000  SH          YES                    X
Walgreen Company               COMMON          931422109     129      4,384  SH          YES                    X
Wells Fargo & Co.              COMMON          949746101   1,125     46,371  SH          YES                    X
WINDSTREAM CORPORATION         COMMON          97381W104       2        200  SH          YES                    X
Wal-Mart Stores Inc.           COMMON          931142103     135      2,791  SH          YES                    X
Wyeth (formerly American Home
   Products)                   COMMON          983024100      59      1,294  SH          YES                    X
Exxon Mobil Corp.              COMMON          30231G102   5,699     81,525  SH          YES                    X
XEROX CORP                     COMMON          984121103       1        200  SH          YES                    X
Zimmer Holdings, Inc.          COMMON          98956P102       3         75  SH          YES                    X